INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Schedule of long term investments
Long-term Investments

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
Carrying amount of Equity investments at fair value without readily determinable fair value	66,237	69,357	10,088
Carrying amount of equity method investments	280,836	125,018	18,183
Carrying amount of long-term investments	347,073	194,375	28,271

Equity investments at fair value without readily determinable fair value

Equity investments at fair value without readily determinable fair value consisted of the following:

	As of December 31 , 2017	As of December 31 , 2018	As of December 31 , 2018
	RMB	RMB	US$
Equity investments at fair value without readily determinable fair value
Private companies	47,214	49,990	7,271
Limited partnerships	22,290	22,634	3,292
Cost of Equity investments at fair value without readily determinable fair value	69,504	72,624	10,563
Impairment loss on Equity investments at fair value without readily determinable fair value	(3,267)	(3,267)	(475)
Carrying amount of Equity investments at fair value without readily determinable fair value	66,237	69,357	10,088

Equity method investments consisted of the following:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
Equity Method Investments
Private company	-	9,000	1,309
Listed company	283,655	297,938	43,333
Limited partnership	27,331	20,381	2,964
Cost of equity method investments	310,986	327,319	47,606
Impairment loss on equity investment	(27,893)	(184,377)	(26,816)
Loss from equity method investment	(2,257)	(17,924)	(2,607)
Carrying amount of equity method investments	280,836	125,018	18,183